Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of detailed information about intangible assets

Cost	Licenses $000s
Balance as of January 1, 2019	5,067
Additions	400
Deconsolidation of subsidiary	(4,842)
Balance as of December 31, 2019	625
Additions	275
Balance as of December 31, 2020	900

Disclosure of Accumulated amortization

Accumulated amortization	Licenses $000s
Balance as of January 1, 2019	(1,987)
Amortization	(117)
Deconsolidation of subsidiary	2,104
Balance as of December 31, 2019	—
Amortization	(1)
Balance as of December 31, 2020	(1)

Disclosure of Intangible assets, net

Intangible assets, net	Licenses $000s
Balance as of December 31, 2019	625
Balance as of December 31, 2020	899